Bank Borrowings (Tables)	12 Months Ended
Jun. 30, 2023
Bank Borrowings [Abstract]
Schedule of Outstanding Balances of Banks Borrowings	Outstanding balances of banks borrowings as of June 30, 2023 and 2022 consisted of the following:
	As of June 30,
	2023	2022
Bank borrowings:
Guaranteed	10,300,386	7,899,914
Collateralized and guaranteed	3,105,430	7,913,108
	13,405,816	15,813,022

Schedule of Bank Borrowings	The details of bank borrowings as at June 30, 2023 and 2022 are as follows:
		Maturity		Weighted- average interest rate		As of June 30,
Lender	Type	date	Currency	2023	2022	2023	2022
DBS Bank Hong Kong Limited	Bank borrowing	November 2027	HKD	3.8%	2.8%	3,515,952	2,250,626
Bank of China (Hong Kong) Limited	Bank borrowing	June 2027	HKD	6.4%	2.5%	6,393,244	8,403,810
Hang Sang Bank Limited	Bank borrowing	August 2023	HKD	6.3%	3.8%	3,496,620	4,139,016
Industrial and Commercial Bank of China (Asia) Limited	Bank borrowing	July 2022	HKD	-	2.2%	-	1,019,570
Total bank borrowings						13,405,816	15,813,022

Schedule of Loan type in Terms of Currency
	Carrying value	Within 1 year or on demand	2025	2026	2027	Thereafter
	$	$	$	$	$	$
Loan type in terms of currency
June 30, 2023	13,405,816	13,405,816	-	-	-	-
	13,405,816	13,405,816	-	-	-	-
	Carrying value	Within 1 year or on demand	2025	2026	2027	Thereafter
	$	$	$	$	$	$
Loan type in terms of currency
June 30, 2022	15,813,022	15,813,022	-	-	-	-
	15,813,022	15,813,022	-	-	-	-